Portfolio of Investments
Columbia Emerging Markets Bond Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
China 1.0%
Lenovo Perpetual Securities Ltd.(a),(b)
12/31/2049	5.375%	3,210,000	3,218,795
Studio City Co., Ltd.(a)
11/30/2021	7.250%	896,000	916,552
Total			4,135,347
Colombia 0.6%
Gran Tierra Energy International Holdings Ltd.(a)
02/15/2025	6.250%	810,000	710,240
Millicom International Cellular SA(a)
03/25/2029	6.250%	1,400,000	1,521,084
Total			2,231,324
Ghana 0.3%
Tullow Oil PLC(a)
03/01/2025	7.000%	1,350,000	1,338,702
Guatemala 0.2%
Energuate Trust(a)
05/03/2027	5.875%	950,000	967,584
India 0.3%
Adani Transmission Ltd.(a)
05/21/2036	4.250%	1,145,000	1,156,624
Indonesia 0.9%
Geo Coal International Pte Ltd.(a)
10/04/2022	8.000%	2,507,000	1,651,719
PT Adaro Indonesia(a)
10/31/2024	4.250%	1,750,000	1,716,388
Total			3,368,107
Malaysia 0.4%
Press Metal Labuan Ltd.(a)
10/30/2022	4.800%	1,467,000	1,433,510
Mexico 0.5%
Cemex SAB de CV(a)
05/05/2025	6.125%	1,900,000	1,963,560
Netherlands 0.9%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	1,060,000	1,025,652
Metinvest BV(a)
04/23/2026	8.500%	1,850,000	1,920,882
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	570,000	582,579
Total			3,529,113
Peru 0.6%
Inretail Pharma SA(a)
05/02/2023	5.375%	2,400,000	2,509,971
Singapore 0.5%
Golden Legacy Pte Ltd.(a)
03/27/2024	6.875%	255,000	260,963
Indika Energy Capital III Pte Ltd.(a)
11/09/2024	5.875%	2,000,000	1,915,596
Total			2,176,559
South Africa 0.9%
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	3,400,000	3,418,191
Virgin Islands 0.8%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2024	5.125%	1,900,000	2,017,193
Studio City Finance Ltd.(a)
02/11/2024	7.250%	900,000	949,500
Total			2,966,693
Total Corporate Bonds & Notes (Cost $31,411,388)			31,195,285

Foreign Government Obligations(c),(d) 83.0%

Angola 1.6%
Angolan Government International Bond(a)
05/09/2028	8.250%	2,650,000	2,705,310
11/26/2029	8.000%	3,534,000	3,528,233
Total			6,233,543
Argentina 1.8%
Argentine Republic Government International Bond
01/26/2027	6.875%	400,000	162,210
01/11/2028	5.875%	10,760,000	4,256,887
07/06/2036	7.125%	2,450,000	981,919
01/11/2048	6.875%	2,800,000	1,118,560
Provincia de Buenos Aires(a)
06/09/2021	9.950%	1,415,000	547,757
Total			7,067,333
Columbia Emerging Markets Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2019 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bahrain 0.2%
Bahrain Government International Bond(a)
10/12/2028	7.000%		671,000	772,181
Belarus 0.5%
Republic of Belarus International Bond(a)
06/29/2027	7.625%		700,000	796,395
02/28/2030	6.200%		1,150,000	1,220,851
Total				2,017,246
Brazil 4.2%
Brazilian Government International Bond
05/30/2029	4.500%		2,200,000	2,314,567
01/07/2041	5.625%		4,000,000	4,414,194
01/27/2045	5.000%		9,600,000	9,768,273
Total				16,497,034
Chile 1.9%
Corporación Nacional del Cobre de Chile(a)
09/30/2029	3.000%		2,285,000	2,252,004
01/30/2050	3.700%		5,350,000	5,195,570
Total				7,447,574
China 3.3%
Sinopec Group Overseas Development 2018 Ltd.(a)
09/12/2025	4.125%		2,700,000	2,902,341
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		1,950,000	2,057,022
Syngenta Finance NV(a)
04/24/2028	5.182%		7,600,000	8,123,539
Total				13,082,902
Croatia 0.8%
Croatia Government International Bond(a)
01/26/2024	6.000%		1,617,000	1,856,171
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%		1,290,000	1,410,448
Total				3,266,619
Dominican Republic 5.3%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/2023	7.000%		1,588,000	1,665,302
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	197,000,000	3,959,249
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	126,499,000	2,504,944
03/04/2022	10.375%	DOP	100,000,000	1,924,723
02/15/2023	8.900%	DOP	40,000,000	756,520
01/27/2025	5.500%		1,450,000	1,542,653
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
06/05/2026	9.750%	DOP	167,450,000	3,222,346
04/30/2044	7.450%		4,600,000	5,374,028
Total				20,949,765
Ecuador 0.7%
Ecuador Government International Bond(a)
01/23/2028	7.875%		3,400,000	2,645,408
Egypt 3.2%
Egypt Government Bond
07/02/2024	15.900%	EGP	57,000,000	3,762,456
Egypt Government International Bond(a)
03/01/2029	7.600%		3,000,000	3,186,422
01/15/2032	7.053%		1,485,000	1,507,801
02/21/2048	7.903%		2,500,000	2,518,887
02/21/2048	7.903%		1,550,000	1,561,710
Total				12,537,276
El Salvador 1.1%
El Salvador Government International Bond(a)
01/30/2025	5.875%		1,500,000	1,542,223
04/10/2032	8.250%		1,500,000	1,722,663
01/20/2050	7.125%		1,170,000	1,187,458
Total				4,452,344
Honduras 0.3%
Honduras Government International Bond(a)
01/19/2027	6.250%		1,082,000	1,163,437
Indonesia 7.5%
Indonesia Government International Bond(a)
01/08/2027	4.350%		2,750,000	2,992,604
01/15/2045	5.125%		7,750,000	9,209,013
Indonesia Government International Bond
04/24/2028	4.100%		1,150,000	1,241,043
10/30/2049	3.700%		1,280,000	1,317,430
PT Indonesia Asahan Aluminium Persero Tbk(a)
11/15/2028	6.530%		1,300,000	1,582,709
PT Pertamina Persero(a)
05/03/2042	6.000%		1,535,000	1,841,194
05/30/2044	6.450%		1,400,000	1,782,890
PT Perusahaan Listrik Negara(a)
05/21/2028	5.450%		700,000	802,861
07/17/2029	3.875%		1,900,000	1,972,725
02/05/2030	3.375%		2,135,000	2,121,223
02/05/2050	4.375%		1,050,000	1,050,833
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		3,500,000	3,529,445
Total				29,443,970

2	Columbia Emerging Markets Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2019 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 1.3%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	4,440,000	4,930,737
Kazakhstan 3.2%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		2,200,000	2,401,090
04/24/2030	5.375%		8,900,000	10,266,956
Total				12,668,046
Mexico 9.2%
Mexican Bonos
05/31/2029	8.500%	MXN	70,000,000	3,926,548
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,205,552
03/13/2027	6.500%		5,340,000	5,588,621
02/12/2028	5.350%		1,430,000	1,389,053
01/23/2029	6.500%		2,350,000	2,408,057
09/21/2047	6.750%		3,000,000	2,958,776
Petroleos Mexicanos(a)
01/23/2030	6.840%		8,465,000	8,891,683
01/23/2050	7.690%		8,336,000	8,955,978
Total				36,324,268
Mongolia 1.0%
Mongolia Government International Bond(a)
05/01/2023	5.625%		3,600,000	3,700,372
Morocco 0.6%
OCP SA(a)
04/25/2044	6.875%		1,850,000	2,323,540
Netherlands 1.2%
MDGH - GMTN BV(a)
11/07/2029	2.875%		3,000,000	3,005,691
11/07/2049	3.700%		1,210,000	1,241,115
Syngenta Finance NV(a)
04/24/2028	5.182%		250,000	267,222
Total				4,514,028
Nigeria 1.4%
Nigeria Government International Bond(a)
11/21/2025	7.625%		2,600,000	2,832,098
01/21/2031	8.747%		1,800,000	1,961,930
02/16/2032	7.875%		700,000	712,171
Total				5,506,199
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oman 2.1%
Oman Government International Bond(a)
03/08/2047	6.500%		3,150,000	2,949,232
01/17/2048	6.750%		4,400,000	4,183,016
01/17/2048	6.750%		1,200,000	1,140,822
Total				8,273,070
Pakistan 0.4%
Pakistan Government International Bond(a)
03/31/2036	7.875%		1,600,000	1,625,399
Paraguay 0.9%
Paraguay Government International Bond(a)
08/11/2044	6.100%		2,900,000	3,489,916
Qatar 5.6%
Qatar Government International Bond(a)
04/23/2028	4.500%		700,000	802,632
03/14/2029	4.000%		4,350,000	4,854,925
04/23/2048	5.103%		2,750,000	3,527,980
03/14/2049	4.817%		7,400,000	9,167,720
03/14/2049	4.817%		3,050,000	3,778,588
Total				22,131,845
Romania 1.0%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	2,800,000	3,834,786
Russian Federation 4.0%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		529,000	549,678
Gazprom OAO Via Gaz Capital SA(a)
08/16/2037	7.288%		2,629,000	3,602,414
Russian Federal Bond - OFZ
11/12/2025	7.150%	RUB	300,000,000	4,884,599
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		2,200,000	2,423,556
03/28/2035	5.100%		3,600,000	4,249,398
Total				15,709,645
Saudi Arabia 4.2%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		9,600,000	10,026,564
Saudi Government International Bond(a)
10/04/2047	4.625%		3,750,000	4,236,126
04/17/2049	5.000%		2,000,000	2,395,218
Total				16,657,908

Columbia Emerging Markets Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2019 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senegal 0.3%
Senegal Government International Bond(a)
05/23/2033	6.250%	992,000	1,018,723
South Africa 2.2%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%	7,300,000	7,291,152
02/11/2025	7.125%	1,490,000	1,502,830
Total			8,793,982
Sri Lanka 1.3%
Sri Lanka Government International Bond(a)
06/28/2024	6.350%	2,450,000	2,404,067
05/11/2027	6.200%	2,942,000	2,656,717
Total			5,060,784
Turkey 3.0%
Turkey Government International Bond
11/14/2024	5.600%	1,500,000	1,507,932
03/25/2027	6.000%	3,400,000	3,384,386
02/17/2028	5.125%	450,000	422,230
04/26/2029	7.625%	2,000,000	2,169,013
05/30/2040	6.750%	2,473,000	2,414,161
02/17/2045	6.625%	2,150,000	2,045,044
Total			11,942,766
Ukraine 2.1%
Ukraine Government International Bond(a)
09/01/2023	7.750%	1,850,000	1,966,138
09/01/2026	7.750%	2,905,000	3,067,118
09/25/2032	7.375%	2,300,000	2,342,609
09/25/2032	7.375%	400,000	407,410
Ukraine Railways Via Shortline PLC(a)
09/15/2021	9.875%	360,000	374,167
Total			8,157,442
United Arab Emirates 1.2%
Abu Dhabi Government International Bond(a)
10/11/2027	3.125%	4,600,000	4,821,235
United Kingdom 0.9%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%	3,525,000	3,493,562
Venezuela 0.6%
Petroleos de Venezuela SA(a),(e)
05/16/2024	0.000%	22,627,059	1,640,462
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venezuela Government International Bond(a),(e)
10/13/2024	0.000%		7,500,000	843,750
Total				2,484,212
Virgin Islands 2.9%
CNOOC Finance Ltd.
09/30/2029	2.875%		2,810,000	2,806,569
Sinopec Group Overseas Development Ltd.(a)
09/13/2027	3.250%		6,850,000	7,029,218
11/12/2029	2.950%		1,715,000	1,719,281
Total				11,555,068
Total Foreign Government Obligations (Cost $333,040,049)				326,594,165

Treasury Bills(c) 2.2%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Argentina 0.4%
Argentina Treasury Bill(e),(f)
03/25/2020	0.000%		5,005,650	1,551,752
Egypt 1.8%
Egypt Treasury Bills
12/03/2019	14.580%	EGP	58,350,000	3,613,952
12/17/2019	14.920%	EGP	58,350,000	3,593,280
Total				7,207,232
Total Treasury Bills (Cost $11,979,214)				8,758,984

Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(g),(h)	20,067,300	20,067,300
Total Money Market Funds (Cost $20,066,578)		20,067,300
Total Investments in Securities (Cost $396,497,229)		386,615,734
Other Assets & Liabilities, Net		7,209,557
Net Assets		$393,825,291

At November 30, 2019, securities and/or cash totaling $127,302 were pledged as collateral.
4	Columbia Emerging Markets Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
122,000,000 MXN	6,333,374 USD	Goldman Sachs	12/10/2019	106,096	—
8,126,000 EUR	8,980,246 USD	UBS	12/10/2019	21,769	—
Total				127,865	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	45	03/2020	USD	8,447,344	26,288	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(59)	03/2020	USD	(8,390,906)	10,008	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2019, the total value of these securities amounted to $290,341,370, which represents 73.72% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2019.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2019, the total value of these securities amounted to $4,035,964, which represents 1.02% of total net assets.
(f)	On August 29, 2019, the government of Argentina announced a delay in the repayment of short-term government debt at maturity and introduced an extended repayment schedule. The first of three scheduled payments, which represented 15% of the original par was received on September 27, 2019. On December 23, 2019 the government of Argentina announced a maturity extension with all remaining payments to be postponed to the final maturity of August 31, 2020.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	28,755,316	115,383,209	(124,071,225)	20,067,300	2,959	722	151,608	20,067,300
Currency Legend
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Bond Fund | Quarterly Report 2019	5